S000039473 [Member] Expense Example - Sit Quality Income Fund	Mar. 31, 2026 USD ($)
Sit Quality Income Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,005
Sit Quality Income Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5,740
Expense Example, with Redemption, 3 Years	17,993
Expense Example, with Redemption, 5 Years	31,355
Expense Example, with Redemption, 10 Years	$ 70,292